Document and Entity Information	Nov. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	SilverBow Resources, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-8754
Entity Tax Identification Number	20-3940661
Entity Address, Address Line One	920 Memorial City Way
Entity Address, Address Line Two	Suite
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	874-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SBOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000351817